Note 10 - Income Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Loss before income tax	$(13,550)	$(11,840)	$(41,277)	$(17,818)
Provision for income tax	4,069	2,983	$6,193	$5,126
Effective tax rate	(30.0%)	(25.2%)	(15.0%)	(28.8%)

	Year Ended December 31,
	2022	2021	2020
Current	$2,972	$1,387	$186
Deferred	1,601	(1,619)	(38)
Total provision for (benefit from) income tax	$4,573	$(232)	$148

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Nine Months Ended September 30,
2023
Balance at January 1, 2023	$3,889
Increases (decreases) in tax positions related to prior periods	(1,974)
Balance at September 30, 2023	$1,915

Year Ended December 31,
2022
Balance at January 1	$—
Increases (decreases) in tax positions related to the current period	—
Increases (decreases) in tax positions related to prior periods	3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	—
Balance at December 31	$3,889

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(32,068)	$(96,537)	$(21,381)

Provision for (benefit from) income tax at weighted-average statutory rates	—	—	—
U.S. state and local income tax, net of federal benefit	(3)	5	(4)
U.S. foreign-derived intangible income deduction	(141)	(200)	—
Argentina Tax Inflation Adjustment	239	(381)	(198)
Change in valuation allowances	4,283	3,648	1,198
Uncertain tax positions	2,293	—	—
Change in carryforward attributes	(1,740)	—	—
Effect of rates different than statutory	(423)	(3,300)	(828)
Tax credits	(112)	—	—
Other	177	(4)	(20)
Total	$4,573	$(232)	$148

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2022	2021
Deferred income tax assets:
Stock-based compensation	$3,023	$2,053
Bad debt expense	415	407
Deferred financing costs	806	—
Other	193	419
Net operating loss carryforwards	1,365	6,245
Total deferred income tax assets	5,802	9,124
Valuation allowance	(5,802)	(7,484)
Total deferred income tax assets (liabilities), net	$—	$1,640

Summary of Operating Loss Carryforwards [Table Text Block]
Net Operating Loss	Expiration	Gross Amount Carried Forward	Net Amount Recognized as of December 31, 2022
Argentina	December 31, 2023 - December 31, 2027	$7,864	$—
Netherlands	Indefinite	2,856	—
China	December 31, 2026 - December 31, 2027	2,258	—
United States	Indefinite	280	—
Uruguay	December 31, 2026 - December 31, 2027	19	—